Unearned Revenue/Accrued Revenue, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Current liability	$ 3,540	$ 2,040
Total Unearned Revenue	3,540	2,040
Accrued Revenue
Resulting from revenue earned prior to cash being received - Current asset	2,029	166
Resulting from varying charter rates - Non Current asset	831	929
Total Accrued Revenue	2,860	1,095
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	3,540	2,029
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	$ 0	$ 11